UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2015 – January 31, 2016

Item 1.  Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.9%)
CONSUMER DISCRETIONARY (6.7%)
Internet & Catalog Retail (6.7%)
Amazon.com, Inc.(a)	27,775	$16,303,925

ENERGY (0.9%)
Energy Equipment & Services (0.9%)
Transocean, Ltd.	195,000	2,031,900

FINANCIALS (29.9%)
Capital Markets (5.1%)
The Charles Schwab Corp.	489,000	12,484,170

Commercial Banks (13.9%)
CIT Group, Inc.	190,400	5,588,240
TCF Financial Corp.	491,000	5,896,910
US Bancorp	320,000	12,819,200
Wells Fargo & Co.	184,000	9,242,320
		33,546,670
Diversified Financial Services (7.1%)
JPMorgan Chase & Co.	289,400	17,219,300

Insurance (3.8%)
Chubb, Ltd.	81,200	9,181,284

HEALTH CARE (18.3%)
Biotechnology (6.8%)
Amgen, Inc.	108,000	16,494,840

Health Care Equipment & Supplies (3.7%)
CR Bard, Inc.	49,550	9,081,028

Health Care Providers & Services (3.0%)
Express Scripts Holding Co.(a)	100,000	7,187,000

Pharmaceuticals (4.8%)
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	189,000	11,619,720

INDUSTRIALS (3.5%)
Air Freight & Logistics (3.5%)
United Parcel Service, Inc. - Class B	90,000	8,388,000

INFORMATION TECHNOLOGY (39.6%)
Communications Equipment (7.8%)
Cisco Systems, Inc.	603,000	14,345,370
Qualcomm, Inc.	99,100	4,493,194
		18,838,564
Internet Software & Services (12.4%)
Alphabet, Inc. - Class A(a)	15,850	12,067,398
Alphabet, Inc. - Class C(a)	16,495	12,254,960
Salesforce.com, Inc.(a)	82,000	5,580,920
		29,903,278
IT Services (7.1%)
Cognizant Technology Solutions Corp. - Class A(a)	150,000	9,496,500
International Business Machines Corp.	61,900	7,724,501
		17,221,001

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (10.3%)
Broadcom Corp. - Class A	35,000	$1,913,450
KLA-Tencor Corp.	179,800	12,044,802
Xilinx, Inc.	220,000	11,059,400
		25,017,652
Software (2.0%)
Symantec Corp.	250,000	4,960,000

TOTAL COMMON STOCKS
(Cost $226,850,851)		239,478,332

SHORT TERM INVESTMENTS (1.1%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $2,604,229 and a collateral value of $2,690,180.	2,637,403	$2,637,403

TOTAL SHORT TERM INVESTMENTS
(Cost $2,637,403)		2,637,403

TOTAL INVESTMENTS - (100.0%)
(Cost $229,488,254)		$242,115,735

Liabilities in Excess of Other Assets - (0.0%)(b)		(26,313)

NET ASSETS - (100.0%)		$242,089,422

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.9%)
CONSUMER DISCRETIONARY (9.6%)
Internet & Catalog Retail (2.9%)
Amazon.com, Inc.(a)	4,700	$2,758,900

Media (6.7%)
The Interpublic Group of Cos., Inc.	129,000	2,894,760
Twenty-First Century Fox, Inc. - Class A	34,000	916,980
Twenty-First Century Fox, Inc. - Class B	93,100	2,523,010
		6,334,750
CONSUMER STAPLES (5.4%)
Beverages (5.4%)
PepsiCo, Inc.	51,500	5,113,950

ENERGY (3.6%)
Energy Equipment & Services (1.8%)
Nabors Industries, Ltd.	189,100	1,391,776
Transocean, Ltd.	25,000	260,500
		1,652,276
Oil, Gas & Consumable Fuels (1.8%)
Royal Dutch Shell PLC - Sponsored ADR - Class A	39,567	1,738,178

FINANCIALS (38.1%)
Capital Markets (9.3%)
The Bank of New York Mellon Corp.	116,000	4,201,520
The Charles Schwab Corp.	179,251	4,576,278
		8,777,798
Commercial Banks (17.1%)
CIT Group, Inc.	65,500	1,922,425
First Bancorp	50,135	940,031
Great Southern Bancorp, Inc.	53,345	2,116,196
International Bancshares Corp.	99,500	2,307,405
SunTrust Banks, Inc.	71,500	2,615,470
Wells Fargo & Co.	125,700	6,313,911
		16,215,438
Consumer Finance (4.2%)
Capital One Financial Corp.	61,400	4,029,068

Insurance (7.5%)
Assurant, Inc.	13,500	1,097,685
Everest Re Group, Ltd.	14,800	2,648,312
The Travelers Cos., Inc.	31,000	3,318,240
		7,064,237
INDUSTRIALS (6.1%)
Aerospace & Defense (1.4%)
Raytheon Co.	10,500	1,346,520

Electrical Equipment (1.6%)
EnerSys	30,617	1,482,781

Machinery (3.1%)
Parker-Hannifin Corp.	30,500	2,963,380

Security Description	Shares	Value

Electronic Equipment & Instruments (3.1%)
Flextronics International, Ltd.(a)	277,000	$2,902,960

Internet Software & Services (7.3%)
Alphabet, Inc. - Class A(a)	3,500	2,664,725
Alphabet, Inc. - Class C(a)	3,509	2,607,011
IAC/InterActiveCorp	32,256	1,675,377
		6,947,113
IT Services (12.6%)
Amdocs, Ltd.	90,772	4,968,860
Paychex, Inc.	87,549	4,190,095
The Western Union Co.	154,000	2,747,360
		11,906,315
Semiconductors & Semiconductor Equipment (5.7%)
KLA-Tencor Corp.	31,600	2,116,884
Xilinx, Inc.	65,500	3,292,685
		5,409,569
Software (6.3%)
Microsoft Corp.	108,100	5,955,229

MATERIALS (0.1%)
Metals & Mining (0.1%)
Teck Resources, Ltd. - Class B	38,814	144,776

TOTAL COMMON STOCKS
(Cost $85,767,245)		92,743,238

SHORT TERM INVESTMENTS (2.0%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and with maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $1,900,343 and with a collateral value of $1,963,063.	1,924,551	$1,924,551

TOTAL SHORT TERM INVESTMENTS
(Cost $1,924,551)		1,924,551

TOTAL INVESTMENTS - (99.9%)
(Cost $87,691,796)		$94,667,789

Assets in Excess of Other Liabilities - (0.1%)		77,078

NET ASSETS - (100.0%)		$94,744,867

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.6%)
CONSUMER DISCRETIONARY (13.0%)
Hotels, Restaurants & Leisure (2.8%)
Wyndham Worldwide Corp.	3,000	$194,700

Media (6.6%)
Discovery Communications, Inc. - Class A(a)	7,800	215,202
Liberty Media Corp. - Class A(a)	6,900	252,678
		467,880
Textiles, Apparel & Luxury Goods (3.6%)
Under Armour, Inc. - Class A(a)	3,000	256,290

CONSUMER STAPLES (3.1%)
Beverages (3.1%)
Molson Coors Brewing Co. - Class B	2,400	217,152

ENERGY (1.0%)
Energy Equipment & Services (1.0%)
Weatherford International PLC(a)	10,600	71,444

FINANCIALS (10.7%)
Commercial Banks (3.7%)
SunTrust Banks, Inc.	7,200	263,376

Consumer Finance (3.4%)
Synchrony Financial(a)	8,350	237,307

Insurance (3.6%)
The Hartford Financial Services Group, Inc.	6,400	257,152

HEALTH CARE (9.9%)
Life Sciences Tools & Services (7.1%)
Affymetrix, Inc.(a)	20,000	280,600
Illumina, Inc.(a)	1,400	221,130
		501,730
Pharmaceuticals (2.8%)
Jazz Pharmaceuticals PLC(a)	1,500	193,110

INDUSTRIALS (7.4%)
Aerospace & Defense (3.6%)
L-3 Communications Holdings, Inc.	2,150	251,206

Professional Services (3.8%)
Nielsen NV	5,650	272,104

INFORMATION TECHNOLOGY (52.3%)
Communications Equipment (2.8%)
F5 Networks, Inc.(a)	2,150	201,627

Computers & Peripherals (4.0%)
NetApp, Inc.	6,400	140,352
Western Digital Corp.	3,000	143,940
		284,292
Internet Software & Services (4.8%)
Salesforce.com, Inc.(a)	5,000	340,300

Security Description	Shares	Value
IT Services (11.6%)
Cognizant Technology Solutions Corp. - Class A(a)	2,800	$177,268
Computer Sciences Corp.	5,650	181,195
CSRA, Inc.	5,650	151,307
Vantiv, Inc. - Class A(a)	6,550	308,178
		817,948
Semiconductors & Semiconductor Equipment (11.9%)
Broadcom Corp. - Class A	5,400	295,218
Linear Technology Corp.	5,500	235,015
Xilinx, Inc.	6,150	309,161
		839,394
Software (15.4%)
Autodesk, Inc.(a)	4,200	196,644
CA, Inc.	9,950	285,863
Check Point Software Technologies, Ltd.(a)	3,000	236,430
Symantec Corp.	9,700	192,448
Workday, Inc. - Class A(a)	2,800	176,428
		1,087,813
Technology Hardware, Storage & Peripherals (1.8%)
Seagate Technology PLC	4,300	124,915

MATERIALS (1.2%)
Chemicals (1.2%)
CF Industries Holdings, Inc.	2,750	82,500

TOTAL COMMON STOCKS
(Cost $5,620,786)		6,962,240

SHORT TERM INVESTMENTS (1.4%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and with maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $99,343 and a collateral value of $102,622.	100,608	$100,608

TOTAL SHORT TERM INVESTMENTS
(Cost $100,608)		100,608

TOTAL INVESTMENTS - (100.0%)
(Cost $5,721,394)		$7,062,848

Assets in Excess of Other Liabilities - (0.0%)(b)		2,214

NET ASSETS - (100.0%)		$7,065,062

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:
Ltd - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (92.5%)
CONSUMER DISCRETIONARY (7.5%)
Specialty Retail (7.5%)
Abercrombie & Fitch Co. - Class A	20,450	$536,608
Guess? Inc.	17,950	332,793
		869,401
FINANCIALS (30.0%)
Capital Markets (8.8%)
Calamos Asset Management, Inc. - Class A	30,700	294,413
Cowen Group, Inc. - Class A(a)	86,900	248,534
FBR & Co.	6,400	117,184
Janus Capital Group, Inc.	29,400	370,146
		1,030,277
Commercial Banks (8.9%)
PrivateBancorp, Inc.	12,300	462,849
Union First Market Bankshares Corp.	14,050	322,729
Zions Bancorporation	10,800	244,944
		1,030,522
Insurance (12.3%)
Assurant, Inc.	7,350	597,628
CNO Financial Group, Inc.	14,000	243,600
Symetra Financial Corp.	18,250	584,365
		1,425,593
HEALTH CARE (15.9%)
Biotechnology (3.8%)
United Therapeutics Corp.(a)	3,650	449,607

Health Care Providers & Services (9.4%)
Amsurg Corp.(a)	9,950	728,241
Magellan Health, Inc.(a)	6,350	361,950
		1,090,191
Heath Care Technology (2.7%)
Quality Systems, Inc.	23,800	312,018

INDUSTRIALS (6.8%)
Aerospace & Defense (2.2%)
TASER International, Inc.(a)	17,125	263,554

Construction & Engineering (2.0%)
Argan, Inc.	7,650	230,418

Machinery (1.9%)
Proto Labs, Inc.(a)	4,000	219,960

Trading Companies & Distribution (0.7%)
CAI International, Inc.(a)	12,450	77,812

INFORMATION TECHNOLOGY (32.3%)
Electronic Equipment & Instruments (9.2%)
Dolby Laboratories, Inc. - Class A	7,200	259,272
Fabrinet(a)	20,850	519,373
Hollysys Automation Technologies, Ltd.	15,500	285,355
		1,064,000
Internet Software & Services (2.1%)
MercadoLibre, Inc.	2,500	245,600

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (11.7%)
Advanced Energy Industries, Inc.(a)	14,450	$405,756
Ambarella, Inc.(a)	2,700	107,136
Cirrus Logic, Inc.(a)	15,900	552,048
Kulicke & Soffa Industries, Inc.(a)	29,700	300,564
		1,365,504
Software (9.3%)
AVG Technologies NV(a)	7,000	132,090
Fortinet, Inc.(a)	14,950	420,693
VASCO Data Security International, Inc.(a)	21,035	326,042
Verint Systems, Inc.(a)	5,450	199,525
		1,078,350
TOTAL COMMON STOCKS
(Cost $8,987,092)		10,752,807

SHORT TERM INVESTMENTS (7.6%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and with maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $869,609 and a collateral value of $898,310.	880,687	$880,687

TOTAL SHORT TERM INVESTMENTS
(Cost $880,687)		880,687

TOTAL INVESTMENTS - (100.1%)
(Cost $9,867,779)		$11,633,494

Liabilities in Excess of Other Assets - (-0.1%)		(8,572)

NET ASSETS - (100.0%)		$11,624,922

(a)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (2.9%)
Internet & Catalog Retail (2.9%)
Amazon.com, Inc.(a)	6,050	$3,551,350

INDUSTRIALS (5.7%)
Aerospace & Defense (5.7%)
Huntington Ingalls Industries, Inc.	38,466	4,919,032
Northrop Grumman Corp.	10,450	1,933,877
		6,852,909
INFORMATION TECHNOLOGY (91.0%)
Communications Equipment (9.2%)
Cisco Systems, Inc.	239,000	5,685,810
Juniper Networks, Inc.	138,000	3,256,800
Qualcomm, Inc.	50,500	2,289,670
		11,232,280
Computers & Peripherals (7.5%)
Apple, Inc.	39,420	3,837,143
Hewlett-Packard Co.	127,500	1,238,025
NetApp, Inc.	89,500	1,962,735
Western Digital Corp.	44,000	2,111,120
		9,149,023
Electronic Equipment & Instruments (8.8%)
Arrow Electronics, Inc.(a)	38,500	1,986,600
Corning, Inc.	170,000	3,163,700
Flextronics International, Ltd.(a)	75,000	786,000
Ingram Micro, Inc. - Class A	144,600	4,077,720
Keysight Technologies, Inc.(a)	31,000	725,400
		10,739,420
Internet Software & Services (9.8%)
Alphabet, Inc. - Class A(a)	5,100	3,882,885
Alphabet, Inc. - Class C(a)	6,016	4,469,587
Facebook, Inc. - Class A(a)	9,000	1,009,890
IAC/InterActiveCorp	48,600	2,524,284
		11,886,646
IT Services (11.2%)
Accenture PLC - Class A	46,000	4,854,840
Computer Sciences Corp.	56,000	1,795,920
CSG Systems International, Inc.	15,519	542,234
CSRA, Inc.	56,000	1,499,680
International Business Machines Corp.	25,900	3,232,061
Total System Services, Inc.	42,000	1,686,720
		13,611,455
Semiconductors & Semiconductor Equipment (18.0%)
Intel Corp.	156,300	4,848,426
KLA-Tencor Corp.	67,600	4,528,524
Marvell Technology Group, Ltd.	258,400	2,286,840
NVIDIA Corp.	180,000	5,272,200
Xilinx, Inc.	97,400	4,896,298
		21,832,288
Software (23.8%)
CA, Inc.	102,000	2,930,460
Check Point Software Technologies, Ltd.(a)	54,000	4,255,740
Microsoft Corp.	109,700	6,043,373
Oracle Corp.	156,100	5,667,991
Red Hat, Inc.(a)	52,000	3,642,600
Symantec Corp.	134,000	2,658,560

Security Description	Shares	Value
Software (continued)
Synopsys, Inc.(a)	86,900	$3,728,010
		28,926,734
Technology Hardware, Storage & Peripherals (2.7%)
EMC Corp.	59,700	1,478,769
Hewlett Packard Enterprise Co.	127,500	1,754,400
		3,233,169
TOTAL COMMON STOCKS
(Cost $98,040,104)		121,015,274

SHORT TERM INVESTMENTS (0.9%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and with maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $1,027,872 and collateral value of $1,061,797.	1,040,966	$1,040,966

TOTAL SHORT TERM INVESTMENTS
(Cost $1,040,966)		1,040,966

TOTAL INVESTMENTS - (100.5%)
(Cost $99,081,070)		$122,056,240

Liabilities in Excess of Other Assets - (-0.5%)		(553,021)

NET ASSETS - (100.0%)		$121,503,219

(a)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.9%)
HEALTH CARE (6.2%)
Health Care Technology (2.9%)
Computer Programs & Systems, Inc.	15,695	$824,458

Life Sciences Tools & Services (3.3%)
Illumina, Inc.(a)	5,800	916,110

INFORMATION TECHNOLOGY (91.7%)
Communications Equipment (7.3%)
F5 Networks, Inc.(a)	7,150	670,527
Palo Alto Networks, Inc.(a)	5,900	881,991
Qualcomm, Inc.	11,400	516,876
		2,069,394
Computers & Peripherals (8.7%)
Apple, Inc.	18,200	1,771,588
Western Digital Corp.	14,150	678,917
		2,450,505
Electronic Equipment & Instruments (4.6%)
Arrow Electronics, Inc.(a)	18,000	928,800
Newport Corp.(a)	24,142	367,683
		1,296,483
Internet Software & Services (10.2%)
Blucora, Inc.(a)	31,535	272,147
MercadoLibre, Inc.	6,900	677,856
Salesforce.com, Inc.(a)	21,085	1,435,045
Shutterstock, Inc.(a)	16,880	487,664
		2,872,712
IT Services (10.8%)
Alliance Data Systems Corp.(a)	4,550	909,044
Cognizant Technology Solutions Corp. - Class A(a)	9,600	607,776
Computer Sciences Corp.	19,950	639,797
CSRA, Inc.	19,950	534,261
Perficient, Inc.(a)	19,165	365,093
		3,055,971
Semiconductors & Semiconductor Equipment (17.6%)
Ambarella, Inc.(a)	6,900	273,792
Cirrus Logic, Inc.(a)	38,200	1,326,304
Lam Research Corp.	9,800	703,542
NXP Semiconductors NV(a)	14,850	1,110,483
PDF Solutions, Inc.(a)	27,330	295,984
Silicon Motion Technology Corp. - ADR	41,000	1,274,690
		4,984,795
Software (22.4%)
AVG Technologies NV(a)	59,350	1,119,935
Barracuda Networks, Inc.(a)	33,345	352,790
CA, Inc.	45,100	1,295,723
Citrix Systems, Inc.(a)	9,800	690,508
Fortinet, Inc.(a)	34,760	978,146
QAD, Inc. - Class A	12,380	229,154
Qualys, Inc.(a)	23,700	615,963
SolarWinds, Inc.(a)	10,850	650,457
VASCO Data Security International, Inc.(a)	25,000	387,500
		6,320,176
Technology Hardware, Storage & Peripherals (7.8%)
EMC Corp.	43,100	1,067,587

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.	15,900	$1,124,130
		2,191,717
Telecommunications (2.3%)
Infoblox, Inc.(a)	39,750	641,565

TOTAL COMMON STOCKS
(Cost $22,392,285)		27,623,886

SHORT TERM INVESTMENTS (2.3%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and with maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $637,010 and a collateral value of $658,034.	645,125	$645,125

TOTAL SHORT TERM INVESTMENTS
(Cost $645,125)		645,125

TOTAL INVESTMENTS - (100.2%)
(Cost $23,037,410)		$28,269,011

Liabilities in Excess of Other Assets - (-0.2%)		(51,365)

NET ASSETS - (100.0%)		$28,217,646

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments
As of January 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
HEALTH CARE (98.1%)
Biotechnology (7.2%)
Amgen, Inc.	23,600	$3,604,428
Catalyst Biosciences, Inc.	3,411	7,538
		3,611,966
Health Care Equipment & Supplies (21.5%)
Becton Dickinson and Co.	15,500	2,253,235
CR Bard, Inc.	14,300	2,620,761
Medtronic PLC	30,096	2,284,888
St Jude Medical, Inc.	25,500	1,347,930
Stryker Corp.	21,900	2,171,385
		10,678,199
Health Care Providers & Services (34.8%)
Anthem, Inc.	15,700	2,048,693
Cardinal Health, Inc.	37,600	3,059,512
Cigna Corp.	11,700	1,563,120
DaVita HealthCare Partners, Inc.(a)	14,600	979,952
Express Scripts Holding Co.(a)	21,100	1,516,457
McKesson Corp.	11,650	1,875,417
Owens & Minor, Inc.	61,880	2,144,142
Quest Diagnostics, Inc.	14,100	925,947
UnitedHealth Group, Inc.	12,700	1,462,532
VCA, Inc.(a)	33,300	1,707,291
		17,283,063
Life Sciences Tools & Services (8.9%)
Bio-Techne Corp.	8,900	735,941
Charles River Laboratories International, Inc.(a)	22,200	1,647,906
Waters Corp.(a)	16,700	2,024,207
		4,408,054
Pharmaceuticals (25.7%)
AstraZeneca PLC - Sponsored ADR	29,000	934,380
Eli Lilly & Co.	18,000	1,423,800
GlaxoSmithKline PLC - Sponsored ADR	47,900	1,977,791
Johnson & Johnson	14,700	1,535,268
Merck & Co., Inc.	38,400	1,945,728
Novartis AG - Sponsored ADR	11,500	896,655
Sanofi - ADR	42,392	1,765,203
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	37,700	2,317,796
		12,796,621
INFORMATION TECHNOLOGY (1.2%)
Electronic Equipment & Instruments (1.2%)
Keysight Technologies, Inc.(a)	24,500	573,300

TOTAL COMMON STOCKS
(Cost $34,513,031)		49,351,203

Security Description	Shares	Value
SHORT TERM INVESTMENTS (0.8%)
Tri-Party Repurchase Agreement with South Street Wachovia Tri-Party, 0.25%, dated 01/29/16 and maturing 02/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.250% and with maturity dates ranging from 03/31/16 to 02/15/22 with a par value of $414,593 and with a collateral value of $428,276.	419,874	$419,874

TOTAL SHORT TERM INVESTMENTS
(Cost $419,874)		419,874

TOTAL INVESTMENTS - (100.1%)
(Cost $34,932,905)		$49,771,077

Liabilities in Excess of Other Assets - (-0.1%)		(59,118)

NET ASSETS - (100.0%)		$49,711,959

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of January 31, 2016 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$229,488,254	$38,180,345	$(25,552,864)	$12,627,481
Pin Oak Equity Fund	87,691,808	14,547,482	(7,571,501)	6,975,981
Rock Oak Core Growth Fund	5,721,394	1,828,813	(487,359)	1,341,454
River Oak Discovery Fund	9,867,779	2,906,559	(1,140,844)	1,765,715
Red Oak Technology Select Fund	99,088,163	30,743,552	(7,775,475)	22,968,077
Black Oak Emerging Technology Fund	23,037,410	6,486,759	(1,255,158)	5,231,601
Live Oak Health Sciences Fund	34,932,905	16,295,596	(1,457,424)	14,838,172

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$239,478,332	$–	$–	$239,478,332
Short Term Investments	–	2,637,403	–	2,637,403
Total	$239,478,332	$2,637,403	$–	$242,115,735

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$92,743,238	$–	$–	$92,743,238
Short Term Investments	–	1,924,551	–	1,924,551
Total	$92,743,238	$1,924,551	$–	$94,667,789

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$6,962,240	$–	$–	$6,962,240
Short Term Investments	–	100,608	–	100,608
Total	$6,962,240	$100,608	$–	$7,062,848

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$10,752,807	$–	$–	$10,752,807
Short Term Investments	–	880,687	–	880,687
Total	$10,752,807	$880,687	$–	$11,633,494

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$121,015,274	$–	$–	$121,015,274
Short Term Investments	–	1,040,966	–	1,040,966
Total	$121,015,274	$1,040,966	$–	$122,056,240

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$27,623,886	$–	$–	$27,623,886
Short Term Investments	–	645,125	–	645,125
Total	$27,623,886	$645,125	$–	$28,269,011

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$49,351,203	$–	$–	$49,351,203
Short Term Investments	–	419,874	–	419,874
Total	$49,351,203	$419,874	$–	$49,771,077

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments.  There were no transfers into or out of Level I and 2 during the period.  There were no Level 3 securities held during the period.  It is the Funds' policy to recognize transfers into and out of levels at the end of the reporting period.

Item 2.  Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	March 29, 2016

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	March 29, 2016